Pensions and Other Post-employment Benefits - Summary of Movements in Fair Values of Assets (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	£ (21,310,000,000)	£ (20,353,000,000)
Exchange adjustments	(65,000,000)	18,000,000	£ (87,000,000)
Additions through business combinations			(42,000,000)
Service cost	(216,000,000)	(291,000,000)	(266,000,000)
Past service cost	(5,000,000)	(43,000,000)	(31,000,000)
Interest cost	27,000,000	36,000,000	26,000,000
Settlements and curtailments	(10,000,000)	(18,000,000)	(9,000,000)
Employer contributions	(312,000,000)	(313,000,000)	(343,000,000)
Obligations ending balance	(20,191,000,000)	(21,310,000,000)	(20,353,000,000)
UK [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	13,582,000,000	12,981,000,000
Obligations beginning balance	(13,858,000,000)	(13,293,000,000)
Employer contributions	(44,000,000)	(76,000,000)	(78,000,000)
Assets, ending balance	13,632,000,000	13,582,000,000	12,981,000,000
Obligations ending balance	(13,299,000,000)	(13,858,000,000)	(13,293,000,000)
UK [member] | Plan Assets [Member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	13,582,000,000	12,981,000,000	12,581,000,000
Interest cost	187,000,000	256,000,000	360,000,000
Expenses	(15,000,000)	(9,000,000)	(7,000,000)
Remeasurement	354,000,000	836,000,000	427,000,000
Employer contributions	139,000,000	156,000,000	187,000,000
Scheme participants' contributions	3,000,000	3,000,000	3,000,000
Benefits paid	(618,000,000)	(641,000,000)	(570,000,000)
Assets, ending balance	13,632,000,000	13,582,000,000	12,981,000,000
UK [member] | Present value of defined benefit obligation [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	(13,858,000,000)	(13,293,000,000)	(12,087,000,000)
Exchange adjustments	0
Service cost	(56,000,000)	(61,000,000)	(62,000,000)
Past service cost	(28,000,000)	(98,000,000)	(49,000,000)
Interest cost	(190,000,000)	(259,000,000)	(341,000,000)
Settlements and curtailments	0
Remeasurement	218,000,000	(785,000,000)	(1,321,000,000)
Scheme participants' contributions	(3,000,000)	(3,000,000)	(3,000,000)
Benefits paid	618,000,000	641,000,000	570,000,000
Obligations ending balance	(13,299,000,000)	(13,858,000,000)	(13,293,000,000)
US [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	2,635,000,000	2,789,000,000
Obligations beginning balance	(3,445,000,000)	(3,506,000,000)
Employer contributions	0	0	0
Assets, ending balance	2,524,000,000	2,635,000,000	2,789,000,000
Obligations ending balance	(3,248,000,000)	(3,445,000,000)	(3,506,000,000)
US [member] | Plan Assets [Member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	2,635,000,000	2,789,000,000	2,808,000,000
Exchange adjustments	31,000,000	(86,000,000)	(110,000,000)
Interest cost	57,000,000	87,000,000	111,000,000
Expenses	(12,000,000)	(12,000,000)	(20,000,000)
Remeasurement	40,000,000	72,000,000	245,000,000
Employer contributions	40,000,000	33,000,000	40,000,000
Benefits paid	(267,000,000)	(248,000,000)	(285,000,000)
Assets, ending balance	2,524,000,000	2,635,000,000	2,789,000,000
US [member] | Present value of defined benefit obligation [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	(3,445,000,000)	(3,506,000,000)	(3,474,000,000)
Exchange adjustments	(40,000,000)	118,000,000	140,000,000
Service cost	(9,000,000)	(83,000,000)	(74,000,000)
Past service cost	(2,000,000)	56,000,000	3,000,000
Interest cost	(76,000,000)	(110,000,000)	(140,000,000)
Settlements and curtailments	0
Remeasurement	57,000,000	(168,000,000)	(246,000,000)
Scheme participants' contributions	0
Benefits paid	267,000,000	248,000,000	285,000,000
Obligations ending balance	(3,248,000,000)	(3,445,000,000)	(3,506,000,000)
Rest of World [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	2,989,000,000	2,662,000,000
Obligations beginning balance	(4,007,000,000)	(3,554,000,000)
Assets, ending balance	2,932,000,000	2,989,000,000	2,662,000,000
Obligations ending balance	(3,644,000,000)	(4,007,000,000)	(3,554,000,000)
Rest of World [member] | Plan Assets [Member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	2,989,000,000	2,662,000,000	2,390,000,000
Exchange adjustments	(184,000,000)	138,000,000	(120,000,000)
Additions through business combinations			14,000,000
Interest cost	18,000,000	29,000,000	37,000,000
Settlements and curtailments	(7,000,000)	(20,000,000)	1,000,000
Remeasurement	30,000,000	148,000,000	312,000,000
Employer contributions	133,000,000	124,000,000	116,000,000
Scheme participants' contributions	24,000,000	18,000,000	17,000,000
Benefits paid	(97,000,000)	(110,000,000)	(105,000,000)
Assets, ending balance	2,906,000,000	2,989,000,000	2,662,000,000
Rest of World [member] | Present value of defined benefit obligation [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	(4,007,000,000)	(3,554,000,000)	(3,213,000,000)
Exchange adjustments	258,000,000	(188,000,000)	177,000,000
Additions through business combinations			(56,000,000)
Service cost	(151,000,000)	(147,000,000)	(130,000,000)
Past service cost	25,000,000	(1,000,000)	15,000,000
Interest cost	(23,000,000)	(39,000,000)	(53,000,000)
Settlements and curtailments	17,000,000	38,000,000	8,000,000
Remeasurement	164,000,000	(208,000,000)	(390,000,000)
Scheme participants' contributions	(24,000,000)	(18,000,000)	(17,000,000)
Benefits paid	97,000,000	110,000,000	105,000,000
Obligations ending balance	(3,644,000,000)	(4,007,000,000)	(3,554,000,000)
Pension schemes [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	(21,310,000,000)	(20,353,000,000)
Obligations ending balance	(20,191,000,000)	(21,310,000,000)	(20,353,000,000)
Pension schemes [member] | Plan Assets [Member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	19,206,000,000	18,432,000,000	17,779,000,000
Exchange adjustments	(153,000,000)	52,000,000	(230,000,000)
Additions through business combinations			14,000,000
Interest cost	262,000,000	372,000,000	508,000,000
Expenses	(27,000,000)	(21,000,000)	(27,000,000)
Settlements and curtailments	(7,000,000)	(20,000,000)	1,000,000
Remeasurement	424,000,000	1,056,000,000	984,000,000
Employer contributions	312,000,000	313,000,000	343,000,000
Scheme participants' contributions	27,000,000	21,000,000	20,000,000
Benefits paid	(982,000,000)	(999,000,000)	(960,000,000)
Assets, ending balance	19,062,000,000	19,206,000,000	18,432,000,000
Pension schemes [member] | Present value of defined benefit obligation [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	(21,310,000,000)	(20,353,000,000)	(18,774,000,000)
Exchange adjustments	218,000,000	(70,000,000)	317,000,000
Additions through business combinations			(56,000,000)
Service cost	(216,000,000)	(291,000,000)	(266,000,000)
Past service cost	(5,000,000)	(43,000,000)	(31,000,000)
Interest cost	(289,000,000)	(408,000,000)	(534,000,000)
Settlements and curtailments	17,000,000	38,000,000	8,000,000
Remeasurement	439,000,000	(1,161,000,000)	(1,957,000,000)
Scheme participants' contributions	(27,000,000)	(21,000,000)	(20,000,000)
Benefits paid	982,000,000	999,000,000	960,000,000
Obligations ending balance	(20,191,000,000)	(21,310,000,000)	(20,353,000,000)
Post-retirement benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	(1,363,000,000)	(1,418,000,000)
Remeasurement	78,000,000	(82,000,000)	(77,000,000)
Obligations ending balance	(1,243,000,000)	(1,363,000,000)	(1,418,000,000)
Post-retirement benefits [member] | Plan Assets [Member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Employer contributions	105,000,000	105,000,000	110,000,000
Scheme participants' contributions	15,000,000	18,000,000	17,000,000
Benefits paid	(120,000,000)	(123,000,000)	(127,000,000)
Post-retirement benefits [member] | Present value of defined benefit obligation [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	(1,363,000,000)	(1,418,000,000)	(1,379,000,000)
Exchange adjustments	4,000,000	36,000,000	50,000,000
Additions through business combinations			(48,000,000)
Disposals		9,000,000
Service cost	(29,000,000)	(36,000,000)	(22,000,000)
Past service cost	(12,000,000)	55,000,000	0
Interest cost	(26,000,000)	(39,000,000)	(52,000,000)
Settlements and curtailments	0	7,000,000
Remeasurement	78,000,000	(82,000,000)	(77,000,000)
Scheme participants' contributions	(15,000,000)	(18,000,000)	(17,000,000)
Benefits paid	120,000,000	123,000,000	127,000,000
Obligations ending balance	£ (1,243,000,000)	£ (1,363,000,000)	£ (1,418,000,000)